UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-03632

DWS Tax Free Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  5/31

Date of reporting period:  2/28/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2014 (Unaudited)

DWS Intermediate Tax/AMT Free Fund
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 98.6%
Alabama 0.2%
Alabama, State Public School & College Authority Revenue, Series A, 5.0%, 5/1/2024	3,000,000	3,396,390
Alaska 0.3%
Alaska, State Housing Finance Corp., Mortgage Revenue, Series A, 4.0%, 6/1/2040	3,955,000	4,249,055
North Slope Boro, AK, General Obligation, Series A, 2.5%, 6/30/2014	1,175,000	1,184,529

		5,433,584
Arizona 2.4%
Arizona, Health Facilities Authority Revenue, Banner Health, Series A, 5.0%, 1/1/2020	3,000,000	3,309,960
Arizona, State Transportation Board Excise Tax Revenue, Maricopa County Regional Area Road, 5.0%, 7/1/2025	3,000,000	3,389,610
Arizona, Water Infrastructure Finance Authority Revenue, Series A, 5.0%, 10/1/2024	4,000,000	4,595,640
Arizona, Water Infrastructure Finance Authority Revenue, Water Quality, Series A, 5.0%, 10/1/2030	3,750,000	4,366,687
Maricopa County, AZ, Industrial Development Authority, Hospital Facility Revenue, Samaritan Health Services, Series B, ETM, 6.0%, 12/1/2019, INS: NATL	2,400,000	2,778,864
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, Series A, 5.0%, 7/1/2028	4,000,000	4,379,600
Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue, 5.5%, 7/1/2022	2,545,000	2,983,529
Phoenix, AZ, General Obligation, Series B, 5.0%, 7/1/2018	10,000,000	11,393,800
Pima County, AZ, Sewer Revenue, Series A, 5.0%, 7/1/2021	650,000	779,110

		37,976,800
California 11.5%
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series F-1, 5.0%, 4/1/2028	10,000,000	11,383,000
Series F-1, 5.25%, 4/1/2029	2,500,000	2,865,375
California, General Obligation, Economic Recovery, Series A, 5.25%, 7/1/2014, INS: NATL	10,000,000	10,176,400
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, 6.0%, 7/1/2029	4,000,000	4,521,600
California, State Economic Recovery, Series A, 5.25%, 7/1/2021	5,000,000	5,988,850
California, State General Obligation:
4.0%, 9/1/2014	16,000,000	16,316,640
5.25%, 10/1/2025	10,000,000	11,525,200
California, State General Obligation, Various Purposes:
5.25%, 9/1/2027	10,000,000	11,615,600
5.75%, 4/1/2027	5,000,000	5,867,550
6.0%, 4/1/2018	1,700,000	2,063,579
6.0%, 3/1/2033	3,765,000	4,494,770
California, State Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, 4.0%, 3/1/2014	700,000	700,224
California, State Pollution Control Financing Authority, Solid Waste Disposal Revenue, Republic Services, Inc., Series B, 0.4% *, Mandatory Put 5/1/2014 @ 100, 8/1/2024	2,000,000	2,000,000
California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, 6.25%, 11/1/2021	7,000,000	8,483,440
California, State Public Works Board, Lease Revenue, Department of General Services, Buildings 8 & 9, Series A, 6.125%, 4/1/2028	2,000,000	2,352,940
California, State Public Works Board, Lease Revenue, Judicial Council Projects, Series A, 5.0%, 3/1/2024	1,000,000	1,161,730
California, University Revenues, Limited Project, Series E, 5.0%, 5/15/2021	5,000,000	5,862,550
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, 5.0%, 5/15/2031	10,000,000	11,026,700

Los Angeles, CA, General Obligation:
Series A, Prerefunded 9/1/2015 @ 100, 5.0%, 9/1/2019, INS: AGMC	6,340,000	6,803,264
Series A, Prerefunded 9/1/2015 @ 100, 5.0%, 9/1/2020, INS: AGMC	5,915,000	6,347,209
Orange County, CA, Airport Revenue, Series A, 5.25%, 7/1/2025	3,000,000	3,430,260
Sacramento, CA, Municipal Utility District, Electric Revenue, Series U, 5.0%, 8/15/2023, INS: AGMC	7,000,000	7,958,860
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue, Series A, 5.125%, 5/15/2029	4,000,000	4,558,400
San Diego, CA, Public Facilities Financing Authority, Water Revenue:
Series A, 5.25%, 8/1/2027	5,000,000	5,832,700
Series A, 5.25%, 8/1/2028	5,000,000	5,843,700
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series E, 5.25%, 5/1/2024	9,000,000	10,395,270
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Governmental Purpose:
Series C, 5.0%, 5/1/2025	2,000,000	2,224,500
Series C, 5.0%, 5/1/2026	2,850,000	3,140,614
South Orange County, CA, Public Finance Authority, Special Tax Revenue, Foothill Area, Series A, 5.25%, 8/15/2016, INS: NATL	6,260,000	6,403,792
Turlock, CA, Public Financing Authority Revenue, 5.25%, 9/1/2015	10,000	10,036
Ventura County, CA, Certificates of Participation, Public Financing Authority III, 6.0%, 8/15/2026	3,370,000	3,940,811

		185,295,564
Colorado 1.3%
Aurora, CO, Water Improvement Revenue, First Lien, Series A, 5.0%, 8/1/2021, INS: AMBAC	7,000,000	7,935,270
Colorado, Health Facilities Authority Revenue, Sisters Leavenworth, Series A, 5.25%, 1/1/2025	2,500,000	2,771,700
Colorado, State Building Excellent School Today, Certificate of Participation, Series G, 5.0%, 3/15/2025	3,285,000	3,701,045
Colorado, University Enterprise System Revenue, Series A, 5.5%, 6/1/2023	1,000,000	1,190,490
Denver City & County, CO, Airport Revenue System:
Series B, 5.0%, 11/15/2020	500,000	591,165
Series B, 5.0%, 11/15/2021	500,000	589,400
Series B, 5.0%, 11/15/2022	2,350,000	2,730,000
University of Colorado, Hospital Authority Revenue, Series A, 4.0%, 11/15/2014	605,000	621,589

		20,130,659
Connecticut 0.9%
Connecticut, State General Obligation:
Series C, 4.0%, 6/1/2014	2,070,000	2,090,990
Series C, 5.0%, 6/1/2017, INS: AGMC	3,170,000	3,495,527
Connecticut, State Special Tax Obligation Revenue, Transportation Infrastructure, Series A, 5.0%, 10/1/2027	8,000,000	9,306,720

		14,893,237
Delaware 0.4%
Delaware, Transportation Authority Revenue, 5.0%, 9/1/2024	5,115,000	5,908,234
District of Columbia 0.4%
District of Columbia, Income Tax Revenue, Series A, 5.0%, 12/1/2023	5,000,000	5,752,400
Florida 5.8%
Broward County, FL, Airport System Revenue:
Series P-2, 5.0%, 10/1/2021	4,825,000	5,648,821
Series Q-1, 5.0%, 10/1/2021	1,200,000	1,404,888
Series Q-1, 5.0%, 10/1/2024	1,850,000	2,086,504
Broward County, FL, Water & Sewer Utility Revenue, Series A, 5.0%, 10/1/2024	2,745,000	3,144,590
Dade County, FL, Health Facilities Authority Hospital Revenue, Baptist Hospital of Miami Project, Series A, ETM, 5.75%, 5/1/2021, INS: NATL	3,135,000	3,683,468
Florida, Citizens Property Insurance Corp.:
Series A-1, 5.0%, 6/1/2020	7,275,000	8,436,236
Series A-1, 5.0%, 6/1/2021	5,090,000	5,886,534
Florida, Housing Finance Corp. Revenue, Homeowner Mortgage Special Program, Series A, 5.0%, 7/1/2028	1,745,000	1,871,076
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville, 5.0%, 10/1/2021	1,335,000	1,561,429
Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center, 3.0%, 11/15/2014	700,000	710,143
Miami-Dade County, FL, Aviation Revenue:
Series B, 5.0%, 10/1/2024	4,000,000	4,422,800
Series A, 5.75%, 10/1/2026	8,000,000	8,959,440
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A-1, 5.5%, 10/1/2025	3,000,000	3,366,780
Series A-1, 5.5%, 10/1/2026	4,400,000	4,887,212
Miami-Dade County, FL, School Board, Certificates of Participation, Series A, 5.0%, 5/1/2019, INS: NATL	3,000,000	3,366,780
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2024	4,500,000	5,141,880
Miami-Dade County, FL, Water & Sewer Systems Revenue, 5.0%, 10/1/2027, INS: AGMC	10,000,000	10,952,900
Orlando & Orange County, FL, Expressway Authority Revenue:
Series B, 5.0%, 7/1/2022	2,000,000	2,346,420
Series A, 5.0%, 7/1/2028	7,500,000	8,143,875
South Florida, Water Management District, Certificates of Participation, 5.0%, 10/1/2018, INS: AMBAC	4,000,000	4,441,120
South Miami, FL, Health Facilities Authority, Hospital Revenue, Baptist Health South Florida Group, 5.0%, 8/15/2021	2,500,000	2,808,125

		93,271,021
Georgia 4.7%
Appling County, GA, Development Authority, State Power Co., Plant Hatch Project, 0.05% *, 9/1/2041	1,300,000	1,300,000
Atlanta, GA, Airport Passenger Facility Charge Revenue, Series B, 5.0%, 1/1/2021	8,345,000	9,626,542
Atlanta, GA, Airport Revenue, Series C, 5.75%, 1/1/2023	2,460,000	2,948,704
Atlanta, GA, Water & Wastewater Revenue:
Series B, 5.0%, 11/1/2022	3,000,000	3,555,780
Series B, 5.25%, 11/1/2027, INS: AGMC	10,000,000	11,664,800
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2029	10,300,000	11,503,143
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare, Series B, 5.5%, 2/15/2029	8,900,000	9,702,958
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co., Inc.	1,705,000	1,944,876
Georgia, Municipal Electric Authority, Comb Cycle Project:
Series A, 5.0%, 11/1/2022	1,000,000	1,178,460
Series A, 5.0%, 11/1/2027	1,000,000	1,100,530
Georgia, Municipal Electric Authority, General Resolution Projects, Series A, 5.25%, 1/1/2019	2,500,000	2,961,225
Georgia, Municipal Electric Authority, Project One, Series A, 5.0%, 1/1/2021	3,420,000	4,016,756
Georgia, State Municipal Electric Authority, Series GG, 5.0%, 1/1/2022	10,000,000	11,773,800
Georgia, State Road & Tollway Authority Revenue, Federal Highway Grant Anticipation Bonds, Series A, 5.0%, 6/1/2021	2,500,000	2,864,375

		76,141,949
Guam 0.1%
Guam, Government Limited Obligation Revenue, Section 30, Series A, 5.375%, 12/1/2024	1,000,000	1,062,490
Hawaii 1.4%
Hawaii, State Airports Systems Revenue:
Series A, 5.25%, 7/1/2027	2,335,000	2,574,571
Series A, 5.25%, 7/1/2028	5,010,000	5,482,142
Series A, 5.25%, 7/1/2029	3,155,000	3,422,513
Hawaii, State General Obligation, Series DK, 5.0%, 5/1/2021	9,000,000	10,308,600

		21,787,826
Illinois 5.0%
Chicago, IL, Core City General Obligation, Capital Appreciation Project, Series A, 5.3%, 1/1/2016, INS: NATL	1,100,000	1,181,367
Chicago, IL, O'Hare International Airport Revenue:
Series D, 5.0%, 1/1/2023	6,540,000	7,551,738
Series C, 5.25%, 1/1/2030, INS: AGC	10,000,000	10,620,800
Chicago, IL, Park District, Harbor Facilities, Series D, 5.0%, 1/1/2024	1,000,000	1,124,370
Chicago, IL, Waterworks Revenue:
4.0%, 11/1/2021	1,000,000	1,085,060
5.0%, 11/1/2021	500,000	577,640
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Project, Series B, 5.0%, 12/15/2026	5,000,000	5,554,400
Illinois, Municipal Electric Agency Power Supply, Series A, 5.25%, 2/1/2018, INS: NATL	2,000,000	2,221,900
Illinois, Railsplitter Tobacco Settlement Authority Revenue:
5.0%, 6/1/2019	3,500,000	4,046,105
5.25%, 6/1/2020	3,000,000	3,512,850
Illinois, Regional Transportation Authority, Series A, 5.5%, 7/1/2024, INS: NATL	5,000,000	6,134,150
Illinois, State General Obligation:
4.0%, 8/1/2014	10,000,000	10,161,300
Series A, 5.0%, 4/1/2015	4,500,000	4,730,580
5.5%, 7/1/2024	2,000,000	2,299,100
Illinois, State Toll Highway Authority Revenue:
Series A, 5.0%, 1/1/2027	1,250,000	1,388,963
Series A, 5.0%, 1/1/2028	1,250,000	1,376,975
Series A-1, 5.25%, 1/1/2030	5,000,000	5,388,550
Illinois, State Unemployment Insurance Fund, Building Receipts Revenue, Series B, 5.0%, 12/15/2019	1,120,000	1,183,078
Illinois, Will, Grundy Etc. Counties, Community College District Number 525, Joliet Jr. College, 6.25%, 6/1/2021	1,000,000	1,151,250
Rockford-Concord Commons, IL, Housing Facility, Concord Commons Project, Series A, 6.15%, 11/1/2022	970,000	972,192
University of Illinois, Higher Education Revenue, Auxiliary Facilities System:
Series A, 5.5%, 4/1/2015, INS: AMBAC	3,860,000	4,079,248
Series A, 5.5%, 4/1/2016, INS: AMBAC	3,580,000	3,948,812

		80,290,428
Indiana 2.1%
Indiana, Finance Authority, Water Utility Revenue, Citizens Energy, 3.0%, 10/1/2014	1,800,000	1,828,764
Indiana, State Finance Authority Revenue, State Revolving Fund Program, Series B, 5.0%, 2/1/2029	2,240,000	2,611,504
Indiana, State Finance Authority, Economic Development Revenue, Republic Services, Inc. Project, Series B, 0.6% *, Mandatory Put 6/2/2014 @ 100, 5/1/2028	4,500,000	4,500,000
Indiana, Transportation Finance Authority Highway Revenue, Series A, 5.5%, 12/1/2022	10,000,000	12,248,300
Indiana, Wastewater Utility Revenue, CWA Authority Project:
Series A, 5.0%, 10/1/2026	2,000,000	2,244,940
Series A, 5.0%, 10/1/2027	1,565,000	1,742,142
Indianapolis, IN, Local Public Improvement Bond Bank, Series K, 5.0%, 6/1/2026	5,355,000	5,882,200
Jasper County, IN, Pollution Control Revenue, Northern Indiana Public Service, Series C, 5.85%, 4/1/2019, INS: NATL	2,000,000	2,312,940

		33,370,790
Iowa 0.7%
Iowa, State Finance Authority, Health Facilities Revenue, Iowa Health System, 5.25%, 2/15/2029, INS: AGC	10,000,000	10,970,900
Kansas 1.7%
Johnson County, KS, School District General Obligation, Unified School District No. 231, Series A, 5.25%, 10/1/2014, INS: AGMC	2,220,000	2,284,424
Kansas, State Department of Transportation Highway Revenue, Series A-2, 0.26% **, 9/1/2014	1,135,000	1,135,987
Kansas, State Development Finance Authority Hospital Revenue, Adventist Health, 5.5%, 11/15/2022	4,470,000	5,205,673
Kansas, State Development Finance Authority Revenue, Sisters Leavenworth, Series A, 5.25%, 1/1/2025	7,500,000	8,310,825
Olathe, KS, Health Facilities Revenue, Olathe Medical Center, Inc., 144A, 0.05% *, 9/1/2032, LOC: Bank of America NA	10,100,000	10,100,000

		27,036,909
Kentucky 0.9%
Kentucky, Asset/Liability Commission Agency Revenue, Federal Highway Trust, First Series, 5.25%, 9/1/2019, INS: NATL	1,000,000	1,196,040
Kentucky, State Economic Development Finance Authority, Solid Waste Disposal Revenue, Republic Services, Inc. Project, Series B, 0.52% *, Mandatory Put 6/2/2014 @ 100, 4/1/2031(a)	6,450,000	6,450,000
Louisville & Jefferson County, KY, Metropolitan Government Revenue, Catholic Health Initiatives:
Series A, 5.0%, 12/1/2023	2,600,000	2,937,818
Series A, 5.0%, 12/1/2024	3,000,000	3,350,940

		13,934,798
Louisiana 0.2%
Louisiana, Local Government Environmental Facilities & Community Development Authority, LCTCS Facilities Corp. Project, Series B, 5.0%, 10/1/2027, INS: AGC	1,365,000	1,457,042
Louisiana, Regional Transit Authority, Sales Tax Revenue, 5.0%, 12/1/2025, INS: AGMC	1,550,000	1,715,540

		3,172,582
Maine 0.5%
Maine, Health & Higher Educational Facilities Authority Revenue, Series A, 5.25%, 7/1/2031	8,040,000	8,581,333
Maryland 0.4%
Maryland, General Obligation, State & Local Facilities Loan, Series 2, 5.0%, 8/1/2019	5,000,000	5,683,400
Massachusetts 2.7%
Massachusetts, Metropolitan Boston Transit Parking Corp., Systemwide Parking Revenue, Senior Lien, 5.0%, 7/1/2028	3,760,000	4,136,263
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series B-3, 5.0%, 1/1/2022	9,210,000	10,971,505
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series M-3, 0.58% **, Mandatory Put 1/30/2018 @ 100, 7/1/2038	5,000,000	5,000,150
Massachusetts, State General Obligation, Series D, 5.5%, 11/1/2015, INS: NATL	1,000,000	1,089,660
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 6.0%, 7/1/2024	5,000,000	5,653,400
Massachusetts, State Housing Finance Agency, Series 162, 2.75%, 12/1/2041	1,445,000	1,503,797
Massachusetts, State School Building Authority, Sales Tax Revenue, Series B, 5.0%, 10/15/2027	7,000,000	8,016,820
Massachusetts, State Water Resources Authority, Series C, 5.0%, 8/1/2029	6,000,000	6,765,660

		43,137,255
Michigan 2.3%
Brighton, MI, School District General Obligation, Series II, Zero Coupon, 5/1/2016, INS: AMBAC	5,000,000	4,891,850
Detroit, MI, City School District Building & Site:
Series A, 5.0%, 5/1/2020	3,110,000	3,495,174
Series A, 5.0%, 5/1/2021	2,100,000	2,350,404
Michigan, State Building Authority Revenue, Facilities Program, Series II-A, 5.0%, 10/15/2024	1,610,000	1,777,987
Michigan, State Finance Authority Revenue, Local Government Loan Program, Series C, 3.0%, 11/1/2014	500,000	507,675
Michigan, State Finance Authority Revenue, Unemployment Obligation Assessment, Series B, 5.0%, 7/1/2021	11,825,000	13,644,276
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series B, 5.0%, 11/15/2025	5,920,000	6,606,365
Michigan, State Trunk Line, 5.0%, 11/1/2024	3,000,000	3,314,640

		36,588,371
Minnesota 0.9%
Minnesota, State General Fund Revenue:
Series B, 5.0%, 3/1/2021	2,000,000	2,398,900
Series B, 5.0%, 3/1/2023	5,945,000	7,010,760

Minnesota, State General Obligation:
5.0%, 6/1/2020	745,000	820,081
Prerefunded 6/1/2016 @ 100, 5.0%, 6/1/2020	3,790,000	4,185,600

		14,415,341
Mississippi 1.2%
Mississippi, Business Financial Corp., Mississippi Retirement Facilities Revenue, Wesley Manor, Series A, 5.45%, 5/20/2034	2,380,000	2,341,135
Mississippi, Development Bank Special Obligation, Department of Corrections:
Series C, 5.25%, 8/1/2027	6,110,000	6,709,880
Series D, 5.25%, 8/1/2027	5,000,000	5,490,900
Mississippi, Home Corp., Single Family Mortgage Revenue, Series C-1, 5.6%, 6/1/2038	2,340,000	2,485,267
Rankin County, MS, School District General Obligation, 5.25%, 2/1/2015, INS: NATL	2,845,000	2,973,025

		20,000,207
Missouri 0.6%
Cape Girardeau County, MO, Industrial Development Authority, St. Francis Medical Center:
Series A, 5.0%, 6/1/2022	1,570,000	1,808,875
Series A, 5.0%, 6/1/2023	1,375,000	1,561,147
Missouri, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Washington University, Series A, 5.5%, 6/15/2016	3,200,000	3,585,952
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Homeownership Loan Program, Series D, 4.8%, 3/1/2040	1,280,000	1,305,677
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Special Homeownership Loan Program Market Bonds, Series E-1, 5.0%, 11/1/2027	830,000	895,446

		9,157,097
Nebraska 0.7%
Nebraska, State Investment Finance Authority, Single Family Housing Revenue:
Series E, 3.0%, 3/1/2043	2,400,000	2,505,336
Series C, 4.5%, 9/1/2043	8,635,000	9,170,888

		11,676,224
Nevada 0.9%
Clark County, NV, Board Bank:
5.0%, 6/1/2024	3,040,000	3,344,334
5.0%, 6/1/2025	3,190,000	3,486,351
Clark County, NV, General Obligation, Series A, 5.0%, 12/1/2026	3,025,000	3,305,932
Nevada, State Unemployment Compensation Fund, Special Revenue, 4.0%, 12/1/2015	4,300,000	4,586,122

		14,722,739
New Hampshire 0.2%
New Hampshire, State Turnpike Systems:
Series B, 5.0%, 2/1/2020	1,575,000	1,857,555
Series B, 5.0%, 2/1/2024	1,775,000	2,040,664

		3,898,219
New Jersey 2.7%
New Jersey, Economic Development Authority Revenue, Cigarette Tax, ETM, 5.375%, 6/15/2014	2,280,000	2,315,773
New Jersey, Economic Development Authority Revenue, School Facilities Construction:
Series O, Prerefunded 3/1/2015 @ 100, 5.0%, 3/1/2017	3,300,000	3,461,964
Series W, 5.0%, 3/1/2019	3,000,000	3,432,450
New Jersey, State Building Authority, Series A, 5.0%, 6/15/2015	1,740,000	1,846,471
New Jersey, State Economic Development Authority Revenue:
5.0%, 6/15/2020	2,500,000	2,869,750
5.0%, 6/15/2021	5,000,000	5,694,800
5.0%, 6/15/2023	4,000,000	4,459,320
New Jersey, State Economic Development Authority Revenue, School Facilities Construction:
Series NN, 5.0%, 3/1/2025	5,000,000	5,687,100
Series NN, 5.0%, 3/1/2026	2,500,000	2,813,025
New Jersey, State Transportation Trust Fund Authority:
Series B, 5.25%, 6/15/2025	5,000,000	5,656,600
Series B, 5.25%, 6/15/2026	5,000,000	5,607,950

		43,845,203
New Mexico 0.2%
New Mexico, Mortgage Finance Authority, Single Family Mortgage:
"I", Series E, 5.3%, 9/1/2040	1,130,000	1,189,653
"I", Series D, 5.35%, 9/1/2040	980,000	1,049,972
Series I-B-2, 5.65%, 9/1/2039	535,000	582,909

		2,822,534
New York 9.9%
New York, Metropolitan Transportation Authority Revenue:
Series B-2, 5.0%, 11/15/2021	5,000,000	5,924,900
Series A, 5.5%, 11/15/2014, INS: AMBAC	5,000,000	5,193,250
New York, State Dormitory Authority Personal Income Tax Revenue:
Series A, 5.0%, 3/15/2019	5,000,000	5,605,500
Series A, 5.0%, 12/15/2021	3,000,000	3,614,280
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Memorial Sloan-Kettering, Series 1, 4.0%, 7/1/2021	1,500,000	1,682,640
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Mount Sinai School of Medicine, Series A, 5.0%, 7/1/2021	1,000,000	1,145,770
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects, 5.0%, 6/15/2029	10,000,000	11,235,400
New York, State Thruway Authority, Series J, 5.0%, 1/1/2028	10,000,000	11,234,900
New York, State Thruway Authority General Revenue, Junior Indebtedness, Series A, 5.0%, 5/1/2019	2,690,000	3,155,397
New York, Tobacco Settlement Financing Corp. Revenue, Asset Backed, Series B, 5.0%, 6/1/2020	1,250,000	1,364,712
New York, Utility Debt Securitization Authority, Restructuring Revenue, Series TE, 5.0%, 12/15/2016	18,000,000	18,703,980
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series AA, 5.0%, 6/15/2021	10,000,000	11,706,200
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second General Resolution, Series AA-4, 0.03% *, 6/15/2049, SPA: Bank of Montreal	9,300,000	9,300,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series A-1, 144A, 0.03% *, 11/15/2028, SPA: TD Bank NA	18,300,000	18,300,000
Series B1, 5.0%, 11/1/2027	750,000	871,732
Series B1, 5.0%, 11/1/2028	1,175,000	1,354,634
Series D-1, 5.0%, 11/1/2028	9,715,000	10,920,923
Series E-1, 5.0%, 2/1/2029	3,055,000	3,404,339
Series B1, 5.0%, 11/1/2029	935,000	1,067,480
New York, NY, General Obligation:
Series A-5, 0.03% *, 8/1/2036, SPA: Bank of Nova Scotia	4,000,000	4,000,000
Series F, 5.0%, 8/1/2024	9,000,000	10,323,090
Series D-1, 5.0%, 8/1/2029	8,620,000	9,617,248
Series J, Prerefunded 5/15/2014 @ 100, 5.25%, 5/15/2015, INS: NATL	4,000,000	4,044,080
Oneida County, NY, Industrial Development Agency Revenue, Civic Facilities, 5.0%, 3/1/2014, LOC: HSBC Bank PLC	120,000	120,046
Triborough, NY, Bridge & Tunnel Authority Revenues, Series A, 5.0%, 11/15/2028	4,975,000	5,547,772

		159,438,273
North Carolina 1.4%
Charlotte, NC, Airport Revenue, Series A, 5.5%, 7/1/2034	1,000,000	1,102,350
North Carolina, Eastern Municipal Power Agency Systems Revenue, Series B, 5.0%, 1/1/2026	4,200,000	4,582,704
North Carolina, Electric Revenue, Catawba Municipal Power Agency No. 1, Series A, 5.25%, 1/1/2020	2,000,000	2,264,120
North Carolina, State Capital Improvement Obligation, Series A, 5.0%, 5/1/2024	10,745,000	12,342,459
North Carolina, State Municipal Power Agency No. 1, Catawba Electric Revenue:
Series A, 4.0%, 1/1/2020	1,250,000	1,404,400
Series A, 5.0%, 1/1/2020	1,000,000	1,183,670

		22,879,703
North Dakota 0.1%
Fargo, ND, Sanford Health Systems Revenue, 5.5%, 11/1/2021	1,250,000	1,494,750
Ohio 2.1%
Cleveland, OH, Airport Systems Revenue, Series A, 5.0%, 1/1/2027	3,000,000	3,172,140
Columbus, OH, General Obligation, Series 1, 5.0%, 7/1/2023	5,125,000	6,222,211
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series D, 5.0%, 11/15/2024	2,800,000	3,170,076
Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project:
Series B, 5.0%, 2/15/2020	1,130,000	1,327,083
Series B, 5.0%, 2/15/2021	1,300,000	1,520,350
Ohio, State Capital Facilities Lease Appropriation-Administration Building Fund Projects, Series A, 5.0%, 10/1/2022	2,355,000	2,807,608
Ohio, State Higher Educational Facility Commission Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2021	2,150,000	2,402,432
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems 2010 Project, 5.5%, 11/15/2030, INS: AGMC	5,000,000	5,349,100
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series E, 5.0%, 9/1/2039	875,000	941,281
Ohio, State Solid Waste Revenue, Republic Services, Inc. Project, 0.52% *, Mandatory Put 6/2/2014 @ 100, 11/1/2035(a)	3,000,000	3,000,000
Ohio, State Turnpike Commission, Infrastructure Projects, Series A-1, 5.25%, 2/15/2029	1,310,000	1,474,864
Ohio, Water & Sewer Revenue, Water Development Authority, Pure Water Improvement Project, Series B, 5.5%, 6/1/2015, INS: AGMC	2,280,000	2,433,740

		33,820,885
Oklahoma 0.1%
Oklahoma, Ordinance Works Authority, Ralston Purina Project, 6.3%, 9/1/2015	1,500,000	1,506,270
Oregon 2.0%
Clackamas County, OR, North Clackamas School District No. 12, Convertible Deferred Interest, Series B, 5.0%, 6/15/2027, INS: AGMC	6,535,000	7,170,659
Oregon, State Department of Administrative Services Lottery Revenue, Series A, 5.25%, 4/1/2028	2,000,000	2,320,800
Oregon, State General Obligation:
Series L, 5.0%, 5/1/2025	3,000,000	3,460,350
Series J, 5.0%, 5/1/2029	5,425,000	6,096,290
Port of Portland, OR, Airport Revenue, Passenger Facility Charge, Portland International Airport:
Series A, 5.5%, 7/1/2026	4,025,000	4,586,769
Series A, 5.5%, 7/1/2029	7,000,000	7,824,670

		31,459,538
Pennsylvania 1.8%
Pennsylvania, Commonwealth Systems of Higher Education, University of Pittsburgh Capital Project, Series B, 5.5%, 9/15/2024	1,000,000	1,174,400
Pennsylvania, Saint Mary Hospital Authority, Health System Revenue, Catholic Health East, Series A, 5.0%, 11/15/2021	8,000,000	9,284,000
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue:
Series A, 4.0%, 7/1/2014	6,000,000	6,080,040
Series B, 5.0%, 7/1/2021	2,215,000	2,522,442
Pennsylvania, State Industrial Development Authority, Economic Development, 4.0%, 7/1/2014	1,830,000	1,853,827
Pennsylvania, State Turnpike Commission Revenue:
Series B, 1.19% *, 12/1/2019	500,000	509,805
Series C, 5.5%, 12/1/2026	2,120,000	2,498,695
Series C, 5.5%, 12/1/2027	2,820,000	3,294,944
Series C, 5.5%, 12/1/2028	1,000,000	1,160,030
Philadelphia, PA, Redevelopment Authority, Multi-Family Housing Revenue, Woodstock, 5.45%, 2/1/2023	435,000	441,247

		28,819,430
Puerto Rico 0.4%
Puerto Rico, Electric Power Authority Revenue, Series NN, 5.25%, 7/1/2021, INS: NATL	3,000,000	2,843,820
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.5%, 8/1/2028	4,955,000	4,194,655
Series A, Prerefunded 8/1/2019 @ 100, 5.5%, 8/1/2028	45,000	55,106

		7,093,581
Rhode Island 0.3%
Rhode Island, State & Providence Plantations, Construction Capital Development Loan, Series A, 5.0%, 8/1/2017, INS: AGMC	5,000,000	5,521,950
South Carolina 0.2%
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2025	2,755,000	2,994,354
Tennessee 0.8%
Tennessee, Housing Development Agency, Residential Financing Program Revenue, Series 1C, 3.0%, 7/1/2038	7,335,000	7,716,493
Tennessee, State Housing Development Agency, Homeownership Program:
Series 2C, 4.0%, 7/1/2038	2,485,000	2,722,914
Series 1C, 4.5%, 7/1/2037	2,675,000	2,977,944

		13,417,351
Texas 17.4%
Allen, TX, Independent School District, 5.0%, 2/15/2025	1,640,000	1,897,857
Alvin, TX, Independent School District, School House, Series B, 2.0%, Mandatory Put 8/15/2015 @ 100, 2/15/2039	3,750,000	3,834,862
Brownsville, TX, Electric Revenue, ETM, 6.25%, 9/1/2014, INS: NATL	1,160,000	1,195,531
Comal, TX, Independent School District, School Building Improvements, 5.25%, 2/1/2020	2,330,000	2,669,761
Cypress-Fairbanks, TX, Independent School District, School House Building Improvements:
5.0%, 2/15/2019	1,300,000	1,466,283
5.0%, 2/15/2021	1,850,000	2,083,063
Dallas, TX, Certificates Obligation, 5.0%, 2/15/2021	1,955,000	2,355,149
Dallas, TX, Waterworks & Sewer Systems Revenue:
5.0%, 10/1/2029	4,000,000	4,521,600
5.0%, 10/1/2030	5,000,000	5,675,200
Dallas-Fort Worth, TX, International Airport Revenue, Series B, 5.0%, 11/1/2028	5,000,000	5,527,150
El Paso, TX, Independent School District, School Building Improvements, 5.0%, 8/15/2022	4,885,000	5,619,118
Fort Bend, TX, Independent School District, 5.0%, 8/15/2026	2,000,000	2,300,560
Fort Worth, TX, Independent School District, School Building, 5.0%, 2/15/2028	9,210,000	10,772,937
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Herman Hospital Health System:
Series B, 0.23% **, 6/1/2014	420,000	419,941
Series B, 0.33% **, 6/1/2015	1,000,000	999,350
Harris County, TX, Flood Control District, Contract Tax, Series A, 5.0%, 10/1/2029	5,000,000	5,708,850
Harris County, TX, Metropolitan Transit Authority, Sales & Use Tax, Series A, 5.0%, 11/1/2031	2,795,000	3,087,776
Harris County, TX, Permanent Improvement, Series A, 5.0%, 10/1/2028	10,000,000	11,520,900
Harris County, TX, Port Houston Authority, Series D-1, 5.0%, 10/1/2035	12,190,000	13,396,932
Houston, TX, Airport Systems Revenue:
Series B, 5.0%, 7/1/2026	4,000,000	4,431,800
Series B, 5.0%, 7/1/2027	9,600,000	10,644,576
Series A, 5.25%, 7/1/2029	8,000,000	8,941,520
Houston, TX, Public Improvement, Series A, 5.0%, 3/1/2026	8,000,000	9,095,600
Houston, TX, Utility Systems Revenue, Series A, 5.25%, 11/15/2028	2,500,000	2,959,550
Humble, TX, Independent School District, School Building, Series A, 5.0%, 2/15/2029	1,335,000	1,518,830
Lewisville, TX, Independent School District, School Building, 5.0%, 8/15/2026	6,360,000	7,365,961
Longview, TX, Independent School District, School Building Improvements, 5.0%, 2/15/2022	2,000,000	2,291,540
Lubbock, TX, General Obligation, 5.0%, 2/15/2029	2,000,000	2,221,140
Mission, TX, State Economic Development Corp., Solid Waste Disposal Revenue, Republic Services, Inc., Series A, 0.45% *, Mandatory Put 4/1/2014 @ 100, 1/1/2020	4,830,000	4,830,000
North Texas, Tollway Authority Revenue, First Tier:
Series E-3, 5.75% *, Mandatory Put 1/1/2016 @ 100, 1/1/2038	4,900,000	5,325,957
Series A, 6.0%, 1/1/2022	7,000,000	8,039,990
North Texas, Tollway Authority Revenue, Special Projects Systems:
Series D, 5.25%, 9/1/2027	9,080,000	10,371,085
Series A, 5.5%, 9/1/2028	1,240,000	1,428,567
Pasadena, TX, Independent School District, 5.0%, 2/15/2027	6,960,000	7,996,205
Plano, TX, General Obligation, 5.0%, 9/1/2029	1,635,000	1,801,754
San Antonio, TX, Electric & Gas Revenue, Series A, 5.25%, 2/1/2026	7,000,000	8,145,060
San Antonio, TX, General Improvement, Series 2006, 5.5%, 8/1/2014, INS: NATL	3,000,000	3,068,880
San Antonio, TX, Water Systems Revenue, Junior Lien, Series E, 5.0%, 5/15/2027	1,900,000	2,184,088
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Texas Health Resources:
Series A, 5.0%, 2/15/2018	2,000,000	2,226,420
Series A, 5.0%, 2/15/2019	2,480,000	2,758,926
Series A, 5.0%, 2/15/2020	6,180,000	6,848,182
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, 5.25%, 8/15/2023	2,500,000	2,799,450
Texas, Dallas-Fort Worth International Airport Revenue:
Series A, 5.0%, 11/1/2018	1,000,000	1,172,780
Series A, 5.0%, 11/1/2019	1,250,000	1,483,200
Series D, 5.0%, 11/1/2024	2,250,000	2,553,773
Series C, 5.0%, 11/1/2025	4,605,000	5,200,380
Series C, 5.0%, 11/1/2026	3,290,000	3,671,114
Texas, Grapevine-Colleyville Independent School District Building, 5.0%, 8/15/2031	3,465,000	3,853,045
Texas, Lower Colorado River Authority Revenue, Series A, 5.875%, 5/15/2014, INS: AGMC	540,000	542,770
Texas, Municipal Power Agency Revenue:
Zero Coupon, 9/1/2014, INS: NATL	1,760,000	1,757,712
ETM, Zero Coupon, 9/1/2014, INS: NATL	40,000	39,965
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.25%, 8/1/2017, GTY: The Goldman Sachs Group, Inc.	5,690,000	6,353,169
5.5%, 8/1/2020, GTY: The Goldman Sachs Group, Inc.	3,790,000	4,385,409
Texas, State Department of Housing & Community Affairs, Residential Mortgage Revenue, Series A, 5.375%, 1/1/2039	4,085,000	4,473,892
Texas, State Municipal Gas Acquisition & Supply Corp., III Gas Supply Revenue, 5.0%, 12/15/2022	5,000,000	5,476,150
Texas, State Transportation Commission Revenue, First Tier, 5.0%, 4/1/2022	10,000,000	11,314,000
Texas, State Veterans Housing Assistance Program, Fund II, Series A, 5.25%, 12/1/2023	4,000,000	4,789,360
Texas, Water Development Board Revenue, State Revolving Fund:
Series B, Prerefunded 7/15/2014 @ 100, 5.0%, 7/15/2017	3,000,000	3,055,950
Series A, 5.0%, 7/15/2020	3,150,000	3,572,541
Series B, 5.25%, 7/15/2021	3,000,000	3,431,820
West Harris County, TX, Regional Water Authority, Water Systems Revenue:
5.0%, 12/15/2026	2,640,000	2,903,894
5.0%, 12/15/2027	2,770,000	3,028,219
5.0%, 12/15/2028	2,905,000	3,162,703

		278,569,747
Utah 0.2%
Intermountain Power Agency, UT, Power Supply Revenue, Series A, ETM, 6.15%, 7/1/2014, INS: NATL	205,000	208,153
Riverton, UT, Hospital Revenue, IHC Health Services, Inc., 5.0%, 8/15/2020	2,825,000	3,253,185

		3,461,338
Virgin Islands 0.1%
Virgin Islands, Public Finance Authority Revenue, Series B, 5.0%, 10/1/2019	1,250,000	1,418,713
Washington 6.7%
King County, WA, Public Hospital District No. 2:
5.0%, 12/1/2021	6,670,000	7,863,997
5.0%, 12/1/2022	6,865,000	8,037,336
Seattle, WA, Municipal Light & Power Revenue, Series B, 5.0%, 2/1/2025	7,250,000	8,271,815
Seattle, WA, Water System Revenue:
5.0%, 2/1/2020	3,870,000	4,394,501
5.0%, 2/1/2025, INS: AGMC	5,695,000	6,328,626
Washington, State Economic Development Finance Authority, Solid Waste Dispensary Revenue, Waste Management, Inc., Series D, 2.0%, Mandatory Put 9/2/2014 @ 100, 11/1/2017	5,000,000	5,033,400
Washington, State General Obligation:
Series R-2014A, 3.0%, 7/1/2015	5,000,000	5,191,950
Series 2011-A, 5.0%, 8/1/2028	15,000,000	17,242,500
Series 2011-A, 5.0%, 8/1/2031	17,845,000	20,048,144
Series A, 5.0%, 8/1/2032	14,000,000	15,482,740
Washington, State Housing Finance Commission, Homeownership Program, Series A, 4.7%, 10/1/2028	850,000	885,827
Washington, State Motor Vehicle Fuel Tax:
Series B, 5.0%, 7/1/2025, INS: AGMC	2,000,000	2,255,780
Series 2010-B, 5.0%, 8/1/2027	6,000,000	6,935,160

		107,971,776
West Virginia 0.2%
West Virginia, Transportation/Tolls Revenue, 5.25%, 5/15/2015, INS: NATL	2,940,000	3,116,018
Wisconsin 1.6%
Wisconsin, State Clean Water Revenue:
Series 1, 5.0%, 6/1/2031	2,500,000	2,796,575
Series 3, 5.5%, 6/1/2025	5,000,000	5,750,900
Wisconsin, State General Appropriation Revenue, Series A, 6.0%, 5/1/2026	5,000,000	5,960,950
Wisconsin, State General Obligation:
Series 1, 5.0%, 5/1/2027	3,000,000	3,486,300
Series A, 5.25%, 5/1/2026	3,500,000	4,077,325
Wisconsin, State Health & Educational Facilities Authority Revenue, Children's Hospital of Wisconsin, Series B, 5.375%, 8/15/2024	1,000,000	1,117,370
Wisconsin, WPPI Energy Power Supply Revenue, Series A, 5.0%, 7/1/2027	1,750,000	1,959,790

		25,149,210

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,494,702,613) †	98.6	1,582,487,371
Other Assets and Liabilities, Net	1.4	22,741,165

Net Assets	100.0	1,605,228,536

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Variable rate demand notes are securities whose interest rates are reset periodically at market levels.  These securities are payable on demand and are shown at their current rates as of February 28, 2014.

**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of February 28, 2014.

†
The cost for federal income tax purposes was $1,494,121,935.  At February 28, 2014, net unrealized appreciation for all securities based on tax cost was $88,365,436.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $91,361,249 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,995,813.

(a) When-issued security.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments(b)	$—	$1,582,487,371	$—	$1,582,487,371
Total	$—	$1,582,487,371	$—	$1,582,487,371

There have been no transfers between fair value measurement levels during the period ended February 28, 2014.
(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Intermediate Tax/AMT Free Fund, a series of DWS Tax Free Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 22, 2014